Subsequent Events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events
11.	Subsequent Events
Subsequent to June 30, 2020, the company received additional draws totaling $170,000 under the Debenture. The total amount of draws outstanding at August 3, 2020 was $1,433,000.